General Information and Statement of Compliance - Additional Information (Detail) € in Thousands, $ in Millions		12 Months Ended
	Jan. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents | €			€ 17,234	€ 39,338	€ 40,542	€ 23,253
Short-term investments, classified as cash equivalents | €			€ 0	€ 0
Lincoln Park Capital Fund LLC [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected sufficient capital fund		$ 40
Equity purchase agreement consideration paid	$ 40	$ 40
Equity Purchase Agreement Term	0 months	24 months
Purchase of american depositary shares value	$ 40	$ 40